Goodwill	6 Months Ended
Dec. 31, 2021
Goodwill

6 Goodwill

The following table shows the movements in goodwill:

	31 December 2021	30 June 2021
	$	$
Gross carrying amount
Balance at beginning of period	-	-
Acquired through business combination	4,487,459	-
Balance at end of period	4,487,459	-

Accumulated impairment
Balance at beginning of period	-	-
Impairment loss recognised	-	-
Balance at end of period	-	-
Carrying amount at the end of the period	4,487,459	-